SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2015
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

On July 27, 2015, our Board of Directors declared a distribution for the second quarter of 2015 of $0.5775 per unit in respect of the quarter ended June 30, 2015. This cash distribution was paid in August 2015 on total units of 62,870,335.

On September 23, 2015, our Director and Audit Committee member Ms. Kate Blankenship resigned from our board of directors. As Ms. Blankenship was appointed to our board by our general partner pursuant to our partnership agreement, our general partner is entitled to appoint Ms. Blankenship's replacement. Our board of directors will appoint a new chairman of the audit committee in due course.

On August 4, 2015, Golar announced a unit purchase program of up to $25 million worth of our outstanding common units over the subsequent 12 months. As of September 30, 2015, Golar has purchased $5 million worth of common units in open market transactions, increasing its stake in us to 30.4%, including its ownership of our General Partner.

On September 23, 2015, at our 2015 annual meeting, the unitholders passed resolutions electing Andrew J.D. Whalley and Paul Leand Jr. as Class III directors whose terms will expire at the 2018 Annual Meeting of Limited Partners.